COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16        -      COMMITMENTS AND CONTINGENCIES

A.	Commitments and Contingencies Relating to Fab 2

(1)	Overview

In 2001, the Company's Board of Directors approved the establishment of a second wafer fabrication facility in Israel, designated as Fab 2. In connection with the establishment, equipping and financing of Fab 2, the Company entered into several related agreements and other arrangements and has completed several public and private financing transactions. The agreements and arrangements include those with technology partners, principal customers, TIC, the Israeli Banks, the Government of Israel through the Investment Center and others.

(1)	Overview (cont.)

In the frame of the arrangements made with principal customers, the Company established long-term advances utilizable as credits against future wafer purchases. In 2009, the Company recorded a write-off of the liability in the amount of $2,342 due to Low utilization of the wafer credits based on past history and future forecasts received from the customer.

As of December 31, 2011 and 2010, the outstanding long-term customer advances related to the principal customers, were $7,485 and $7,757, respectively.

(2)	Facility Agreement

Compliance with Financial Ratios and Covenants

As of the balance sheet date, Tower was in full compliance with all of the financial ratios and covenants under the Facility Agreement, as amended to date. According to the Facility Agreement, satisfying the financial ratios and covenants is a material provision. The amended Facility Agreement provides that if, as a result of any default, the Israeli Banks were to accelerate Tower's obligations, Tower would be obligated, among other matters, to immediately repay all loans made by the Israeli Banks (which as of the approval date of the financial statements amounted to approximately $131,000) plus penalties, and said Israeli Banks would be entitled to exercise the remedies available to them under the Facility Agreement, including enforcement of their liens against all of Tower's assets.

Liens

Under the Facility Agreement, Tower agreed to register liens in favor of the Israeli Banks on substantially all its present and future assets.

Offer by the Israeli Banks

If one or more certain bankruptcy related events occur, the Israeli Banks are entitled to bring a firm offer made by a potential investor to purchase Tower's ordinary shares ("the Offer") at a price provided in the Offer. In such case, Tower shall be required thereafter to procure a rights offering to invest up to 60% of the amount of the Offer on the same terms. If the Offer is conditioned on the offeror purchasing a majority of Tower's outstanding share capital, the rights offering will be limited to allow for this, unless TIC and the principal customers agree to exercise in a rights offering rights applicable to their shareholdings and agree to purchase in a private placement enough shares to ensure that the full amount of the Offer is invested.

For further details in regard to the Facility Agreement, see Note 12B.

For interest rate derivatives agreements in connection with the loans under the Facility Agreement, see Note 14.

(3)	Approved Enterprise Status

For details regarding Approved Enterprise Status relating to Fab 2, see Note 7B.

B.	License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company's total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

For the license agreement between TJP and Micron see Note 3.

C.	Leases

Tower's offices and engineering and Fab 1 manufacturing operations are located in  a building complex situated in an industrial park in Migdal Ha'emek, in the northern part of Israel. These premises are currently occupied under a long-term lease from the ILA, which expires in 2032. Tower has no obligation for lease payments related to this lease through the year 2032. Tower entered into a long-term lease agreement with the ILA relating to Fab 2 for a period ending in 2049. The lease payments through 2049 relating to this lease have been paid in advance and are expensed through the operational lease period.

Tower occupies certain other premises under various operating leases. The obligations under such leases were not material as of December 31, 2011.

Since 2002, Jazz has leased its fabrication facilities, land and headquarters from Conexant under non-cancelable operating leases through 2017. In December 2010, Conexant sold Jazz's fabrication facilities, land and headquarters. In connection with the sale, Jazz negotiated amendments to its operating leases that confirm Jazz's ability to remain in the fabrication facilities through 2017 and Jazz's unilateral options to extend the terms of each of these leases for two consecutive five-year periods. Under the amended leases with the new owner, Jazz's rental payments consist of fixed base rent and fixed management fees and Jazz's pro rata share of certain expenses incurred by the landlord in the ownership of these buildings, including property taxes, building insurance and common area maintenance.  Under the lease amendments, the landlord may terminate the lease for Jazz's headquarters building, but not Jazz's fabrication facility, no earlier than January 2014.

Aggregate rental expense under operating leases, including amounts paid to Conexant and the current owner, was approximately $2,400 for each of the years ended December 31, 2011, 2010 and 2009.

Future minimum payments under non-cancelable operating leases are as follows:

	Payment Obligations by Year
	2012	2013	2014	2015	2016	Thereafter	Total
Operating leases	$2,260	$2,376	$2,376	$2,338	$2,222	$432	$12,004

TJP has entered into capital lease arrangements of certain facilities for the supply of gasses used in production, which expire through 2019.  The remaining aggregate minimum lease commitment under such arrangements as of December 31, 2011 is $8,013. Payments under these arrangements are denominated in JPY. The gases produced by such facilities are used exclusively by TJP.

D.	Other Principal Agreements

The Company, from time to time in the ordinary course of business, enters into long-term agreements with various entities for the joint development of products and processes utilizing technologies owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.

(1)	Siliconix

In 2004, Tower and Siliconix incorporated ("Siliconix"), a subsidiary of Vishay Intertechnology Inc., entered into a definitive long-term foundry agreement for semiconductor manufacturing. During recent years, the parties amended the agreement several times to revise the terms of the purchase of wafers and transfer additional product platforms to Tower for the manufacturing of new products.

(2)	An agreement with an Asian entity

In November 2009, Tower entered into a definitive agreement with an Asian entity for the capacity ramp-up and upgrade of the entity's current installed and commissioned eight inch refurbished wafer fabrication facility with 0.18 micron Complementary Metal Oxide Semiconductor (CMOS) technology.  Said facility has 0.25 micron and lower geometries.

Under said agreement, Tower provides, on a turn-key basis, technical consultation, know-how, training and turn-key manufacturing solutions, including arranging for the required manufacturing and the transfer of certain equipment required for the fab ramp-up and upgrade. The project is divided into several phases of implementation:  (i) supply of documents of the offered 0.18 micron CMOS technology; (ii) project planning; (iii) supply process equipment; (iv) installation and acceptance of process equipment; (v) process set-up and integration; and (vi) technology qualification and production. The total agreement value is approximately $130,000, of which approximately $114,000 was paid as of December 31, 2011.

Payments are based on performance of milestones derived from the phases above and delivery of the deliverables. The following are the major payment milestones: shipment of process equipment; delivery of process flow document of the 0.18 micron technology; delivery of detailed working plans; design of clean room; delivery of process equipment; training and integration; and performance of qualification tests and analyses.

For revenue recognition policy for said agreement, see Note 2K. During the years ended December 31, 2011, 2010 and 2009, Tower recorded $44,426, $70,999 and $8,079 revenues respectively relating to said agreement.

E.	Environmental Affairs

The Company's operations are subject to a variety of laws and state and governmental regulations relating to the use, discharge and disposal of toxic or otherwise hazardous materials used in the production processes. Operating permits and licenses are required for the operation of the Company's facilities and these permits and licenses are subject to revocation, modification and renewal. Government authorities have the power to enforce compliance with these regulations, permits and licenses. As of the approval date of the financial statements, the Company is not aware of any noncompliance with the terms of said permits and licenses.

F.	International Trade Commission Action

During 2008, an International Trade Commission ("ITC") action was filed by Agere/LSI Corporation ("LSI"), alleging infringement of U.S. patent No. 5,227,335 (the '335 patent) under Section 337 of the Tariff Act of 1930 (Section 337) by seventeen corporations. Following the initial filing, in October 2008, LSI amended the ITC complaint to add Tower, Jazz and three other corporations as additional respondents. In September 2009, the administrative law judge ("ALJ") ruled against LSI and in favor of the respondents, determining that the patent claims asserted by LSI are invalid. In November 2009, in response to a Petition for Review filed by LSI, the ITC determined that it would review the ALJ's determination on patent invalidity. In March 2010, the ITC issued a notice of final determination that there was no violation of Section 337, ruling that the LSI '335 patent claims were invalid, and terminated the ITC investigation.

LSI appealed the final determination to the U.S. Court of Appeals for the Federal Circuit ("Federal Circuit").  While that appeal was pending, the '335 patent expired.  The ITC moved to dismiss LSI's appeal as moot, which LSI conceded.  In November, 2010, the Federal Circuit issued an order vacating the ITC's final determination and remanded the investigation to the ITC with instructions to dismiss the Investigation as moot.

LSI also previously filed an action for patent infringement of the '335 patent against the Company and other corporations in the United States District Court for the Eastern District of Texas, which action was stayed pending the conclusion of the ITC Investigation. On June 16, 2011, the District Court granted a motion by LSI to dismiss the Texas action without prejudice. As a result of that dismissal, there is no longer any legal proceeding currently pending by LSI against the Company.

G.
In connection with Jazz's aerospace and defense business, its facility security clearance and trusted foundry status, Tower and Jazz are working with the Defense Security Service of the United States Department of Defense ("DSS") to develop an appropriate structure to mitigate any concern of foreign ownership, control or influence over the operations of Jazz specifically relating to protection of classified information and prevention of potential unauthorized access thereto. In order to safeguard classified information, it is expected that the DSS will require adoption of a Special Security Agreement ("SSA"). The SSA may include certain security related restrictions, including restrictions on the composition of the board of directors, the separation of certain employees and operations, as well as restrictions on disclosure of classified information to Tower. The provisions contained in the SSA may also limit the synergies and other benefits realized from the merger with Jazz. There is no assurance when, if at all, an SSA will be reached.

H.	Other Commitments

Receipt of certain research and development grants from the government of Israel is subject to various conditions. In the event Tower fails to comply with such conditions, Tower may be required to repay all or a portion of the grants received. In Tower's opinion, Tower has been in full compliance with the conditions through December 31, 2011. In regard to Investment Center grants, see Note 7B.